UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SC-BVI Partners
Address:        747 Third Avenue
                27th Floor
                New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler              New York, NY           February 14, 2007
---------------------------  --------------------       ----------------
    [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              74
                                            ------------------

Form 13F Information Table Value Total:              $32,428
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                      NONE

                                 SC-BVI Partners
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2006

[Part 1 of Table]

                                                                                     ITEM 5:
                                  ITEM 2:              ITEM 3:         ITEM 4:      Shares or
             ITEM 1:              Title of             Cusip            Fair        Principal
          Name of Issuer           Class               Number       Market Value      Amount
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Ambase Corp.                       Common            023164106         85,605      171,209 SH
Ardent Acquisition Corp            Common            03979E100         12,449        2,280 SH
Arizona Star Resources Corp        Common            04059G106      1,254,120      104,510 SH
Auto Data Network Inc              Common            05270Q104         36,480       91,200 SH
Bandag Inc                         Common-Class A    059815308        949,240       19,000 SH
Bel Fuse Inc                       Common-Class A    077347201        499,132       16,544 SH
Berkeley Tech Inc.                 Sponsored ADR     08437M107        147,343      210,490 SH
C1 Energy Ltd                      Common            12617Y105        519,817      891,256 SH
Cadus Pharmaceutical Corp          Common            127639102        455,630      284,769 SH
Canyon Resources                   Common            138869300              0       52,778 Warrants
CGX Energy Inc                     Common            125405100         76,152      126,920 SH
Chaus Bernard                      Common            162510200        184,300      190,000 SH
Chief Consolidated Mining Co.      Common            168628105         23,518      235,180 SH
Cinch Energy                       Common            17185X108        610,411      665,120 SH
Claude Resources Inc               Common            182873109      1,244,584      843,640 SH
Coalcorp Mining Inc                Common            190135103        577,316    1,103,430 SH
Coalcorp Mining Inc                Common            190135103         19,724      210,000 Warrants
Concord Camera Corp                Common            206156200        398,265       88,503 SH
Courtside Acquistion               Common            22274N102        825,360      152,000 SH
Crystallex Intl Corp               Common            22942F101        343,900       95,000 SH
Defiant Resources Corp             Common            24477C107        747,106      370,660 SH
Del Glbl Technologies Corp.        Common            245073101         70,226       45,307 SH
Dualex Energy Int'l                Common            26357W103         13,852       23,750 SH
Dundee Precious Metals Inc         Common            265269209        661,064       66,500 SH
Dynabazaar Inc                     Common            26779R104         68,433      228,110 SH
ECC Capital Corp                   Common            26826M108      2,270,957    1,908,367 SH
ECHO Healthcare Acquis             Common            27876C107        197,904       26,600 SH
Endocare Inc.                      Common            26264P104        322,832      182,391 SH
ESG Re Ltd.                        Common            000G312151        72,082      720,822 SH
European Goldfields Ltd            Common            298774100      1,334,402      321,442 SH
Gabriel Resources                  Common            361970106        699,251      161,118 SH
General Finance Corp               Common            369822101        248,710       32,300 SH
Global Power Equipment Group       Common            37941P108          3,325        4,750 SH
Good Harbor Partners Acq           Common-Class B    382094209         51,198       10,600 SH
Goshawk Insurance                  Common            0377919        1,804,593   24,052,939 SH
Grand Banks Energy Corp            Common            38522T105            293          228 SH
Grubb & Ellis Realty Advisor       Common            400096103          5,142          910 SH
Heico Corp                         Common-Class A    422806208      3,207,436       98,448 SH
Highview Resources Ltd             Common            43123G106         12,318      287,220 SH
Highview Resources Ltd             Common            43123G106              0      201,560 Warrants
Hollinger Inc                      Common            43556C606         90,265       87,700 SH
India Globalization Cap            Common            45408X100        513,511       87,930 SH
Israel Growth Partners Acq.        Common-Class B    465090207         99,484       20,900 SH
JK Acquisition Corp                Common            47759H106        128,820       22,800 SH
Juniper Partners Acq               Common            48203X200        216,870       41,230 SH
Juniper Partners Acq               W Warrant         48203X119          5,501       18,335 Warrants
KBL Healthcare Acquisition         Common            48241R108        313,500       57,000 SH
Liberty Homes Inc.                 Common-Class A    530582204        112,024       16,720 SH
Liberty Homes Inc.                 Common-Class B    530582303         50,160        7,600 SH
Limoneira Co                       Common            532746104        103,350          390 SH
Loon Energy Inc                    Common            543921100        418,951      888,100 SH
Mcrae Industries                   Common            582757209         95,893        7,828 SH
MDU Communication Int'l Inc        Common            582828109              0        7,600 Warrants
MDU Communication Int'l Inc        Common            582828109        837,258    1,059,820 SH
Medoro Resources Ltd               Common            58503R209         52,493      102,002 SH
Merchants Group Inc                Common            588539106        372,349       11,510 SH
Middle Kingdon Alliance Corp.      Class B Unit      595750308        841,225      104,500 SH
Millstream II Acquisition Co       Common            601317100          4,066          760 SH
Molex Inc                          Common - Class A  608554200      1,991,769       71,905 SH
Next Inc.                          Common            65336T104         43,952       92,530 SH
Oakmont Acquisition Corp           Common            68831P106        623,371      114,380 SH
Oakwood Homes                      Common            674098207            253       19,456 SH
Pantheon China Acquisition         Unit              698659208        237,500       38,000 SH
Petrofalcon Corp                   Common            716474101      1,191,898    1,139,044 SH
Revlon Inc.                        Common Stock
                                    Purchase Rights  761525500              0    1,140,000 SH
Sally Beauty Holdings Inc          Common            79546E104        370,500       47,500 SH
Silk Road Resources                Common            827101106         52,519       68,800 SH
Simon Worldwide Inc.               Common            828815100         33,060      114,000 SH
Starrett Co                        Common-Class A    855668109        425,523       26,186 SH
Sunridge Gold Corp                 Common            86769Q102        215,096       75,994 SH
TAC Acquisition Corp               Common            873392104      1,684,464      304,000 SH
Transworld Corp                    Common            89336R207        720,879      252,940 SH
Truestar Petroleum Corp            Common            897867107         13,667      138,562 SH
Tusk Energy Corp                   Common            900891102        513,337      190,000 SH

[Part 2 of Table]                                              ITEM 6:                                          ITEM 8:
                                       INVESTMENT DISCRETION                           VOTING AUTHORITY SHARES
                                            (b) Shares                ITEM 7:
             ITEM 1:                        as Defined  (c)Shared    Managers
          Name of Issuer         (a) Sole   in Instr. V    Other     See Instr. V (a) Sole  (b) Shared   (c) None
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Ambase Corp.                         171,209     --         --          --          171,209      --          --
Ardent Acquisition Corp                2,280     --         --          --            2,280      --          --
Arizona Star Resources Corp          104,510     --         --          --          104,510      --          --
Auto Data Network Inc                 91,200     --         --          --           91,200      --          --
Bandag Inc                            19,000     --         --          --           19,000      --          --
Bel Fuse Inc                          16,544     --         --          --           16,544      --          --
Berkeley Tech Inc.                   210,490     --         --          --          210,490      --          --
C1 Energy Ltd                        891,256     --         --          --          891,256      --          --
Cadus Pharmaceutical Corp            284,769     --         --          --          284,769      --          --
Canyon Resources                      52,778     --         --          --           52,778      --          --
CGX Energy Inc                       126,920     --         --          --          126,920      --          --
Chaus Bernard                        190,000     --         --          --          190,000      --          --
Chief Consolidated Mining Co.        235,180     --         --          --          235,180      --          --
Cinch Energy                         665,120     --         --          --          665,120      --          --
Claude Resources Inc                 843,640     --         --          --          843,640      --          --
Coalcorp Mining Inc                1,103,430     --         --          --        1,103,430      --          --
Coalcorp Mining Inc                  210,000     --         --          --          210,000      --          --
Concord Camera Corp                   88,503     --         --          --           88,503      --          --
Courtside Acquistion                 152,000     --         --          --          152,000      --          --
Crystallex Intl Corp                  95,000     --         --          --           95,000      --          --
Defiant Resources Corp               370,660     --         --          --          370,660      --          --
Del Glbl Technologies Corp.           45,307     --         --          --           45,307      --          --
Dualex Energy Int'l                   23,750     --         --          --           23,750      --          --
Dundee Precious Metals Inc            66,500     --         --          --           66,500      --          --
Dynabazaar Inc                       228,110     --         --          --          228,110      --          --
ECC Capital Corp                   1,908,367     --         --          --        1,908,367      --          --
ECHO Healthcare Acquis                26,600     --         --          --           26,600      --          --
Endocare Inc.                        182,391     --         --          --          182,391      --          --
ESG Re Ltd.                          720,822     --         --          --          720,822      --          --
European Goldfields Ltd              321,442     --         --          --          321,442      --          --
Gabriel Resources                    161,118     --         --          --          161,118      --          --
General Finance Corp                  32,300     --         --          --           32,300      --          --
Global Power Equipment Group           4,750     --         --          --            4,750      --          --
Good Harbor Partners Acq              10,600     --         --          --           10,600      --          --
Goshawk Insurance                 24,052,939     --         --          --       24,052,939      --          --
Grand Banks Energy Corp                  228     --         --          --              228      --          --
Grubb & Ellis Realty Advisor             910     --         --          --              910      --          --
Heico Corp                            98,448     --         --          --           98,448      --          --
Highview Resources Ltd               287,220     --         --          --          287,220      --          --
Highview Resources Ltd               201,560     --         --          --          201,560      --          --
Hollinger Inc                         87,700     --         --          --           87,700      --          --
India Globalization Cap               87,930     --         --          --           87,930      --          --
Israel Growth Partners Acq.           20,900     --         --          --           20,900      --          --
JK Acquisition Corp                   22,800     --         --          --           22,800      --          --
Juniper Partners Acq                  41,230     --         --          --           41,230      --          --
Juniper Partners Acq                  18,335     --         --          --           18,335      --          --
KBL Healthcare Acquisition            57,000     --         --          --           57,000      --          --
Liberty Homes Inc.                    16,720     --         --          --           16,720      --          --
Liberty Homes Inc.                     7,600     --         --          --            7,600      --          --
Limoneira Co                             390     --         --          --              390      --          --
Loon Energy Inc                      888,100     --         --          --          888,100      --          --
Mcrae Industries                       7,828     --         --          --            7,828      --          --
MDU Communication Int'l Inc            7,600     --         --          --            7,600      --          --
MDU Communication Int'l Inc        1,059,820     --         --          --        1,059,820      --          --
Medoro Resources Ltd                 102,002     --         --          --          102,002      --          --
Merchants Group Inc                   11,510     --         --          --           11,510      --          --
Middle Kingdon Alliance Corp.        104,500     --         --          --          104,500      --          --
Millstream II Acquisition Co             760     --         --          --              760      --          --
Molex Inc                             71,905     --         --          --           71,905      --          --
Next Inc.                             92,530     --         --          --           92,530      --          --
Oakmont Acquisition Corp             114,380     --         --          --          114,380      --          --
Oakwood Homes                         19,456     --         --          --           19,456      --          --
Pantheon China Acquisition            38,000     --         --          --           38,000      --          --
Petrofalcon Corp                   1,139,044     --         --          --        1,139,044      --          --
Revlon Inc.
                                   1,140,000     --         --          --        1,140,000      --          --
Sally Beauty Holdings Inc             47,500     --         --          --           47,500      --          --
Silk Road Resources                   68,800     --         --          --           68,800      --          --
Simon Worldwide Inc.                 114,000     --         --          --          114,000      --          --
Starrett Co                           26,186     --         --          --           26,186      --          --
Sunridge Gold Corp                    75,994     --         --          --           75,994      --          --
TAC Acquisition Corp                 304,000     --         --          --          304,000      --          --
Transworld Corp                      252,940     --         --          --          252,940      --          --
Truestar Petroleum Corp              138,562     --         --          --          138,562      --          --
Tusk Energy Corp                     190,000     --         --          --          190,000      --          --